Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Summary of Significant Accounting Policies (Textual)
Depreciation expense	$ 345,138	$ 2,748	$ 407,611	$ 4,713
Amortization expense	$ (3,767)	$ 4,199	$ 271,651
Variable consideration price			10.00%
Operating lease expense, description	The Company has operating leases primarily consisting of office space with remaining lease terms of 35 months to 37 months. Current facility leases include our offices in El Segundo California, Oakland California, and Sacramento California. Lease costs were $40,375 and $44,060 for the three months ended March 31, 2020 and 2019.		The Company has operating leases primarily consisting of office space with remaining lease terms of 35 months to 37 months. Current facility leases include our offices in El Segundo California, Gardena California, and Sacramento California. Lease costs were $280,375 for the year ended December 31, 2019.
Stock options			7,879,933
Warrants options	34,578,750	7,992,433	29,243,750
Advertising expense	$ (180,753)	$ (40,774)	$ (361,668)	(62,470)
Operating right of use asset	657,549		115,859		$ 387,510
Operating lease liability	$ 658,171		$ 116,481		$ 393,032
Ownership percentage	51.00%		0.51%
Compensation expense	$ 327,804	34,769
Warrants to fair value and recorded a loss	$ 34,155	$ 0
Risk factors, description	In response to the COVID-19 pandemic, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law in March 2020. The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (“2017 Tax Act”). Corporate taxpayers may carryback net operating losses (NOLs) originating between 2018 and 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for 2019 and 2020. The CARES Act allows taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credits instead of recovering the credits through refunds over a period of years, as originally enacted by the 2017 Tax Act.
Taxable income percentage	25.00%		25.00%
Cost recovery year	15 years		15 years
Bounus depreciation	100.00%